EQUITY - Interim dividend and interest on equity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Controlling shareholders	R$ 5,029,389	R$ 4,085,013	R$ 6,239,364
Allocation to legal reserve	(251,470)	(204,250)
Tax incentives - not distributable	(99,132)	(95,095)
Adjusted net income	4,678,787	3,785,668
Interest on equity and dividends, gross amount	(2,586,000)	(3,075,000)
Dividend and IOE distributed for the year	(2,588,884)
Interest on equity (gross)	(2,586,000)	(2,075,000)	R$ (2,735,000)
Interim dividends	0	(1,000,000)
Balance of unallocated net income	2,092,787	710,668
Unclaimed dividends and interest on equity	139,766	167,449
Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	(99,160)	(51,386)
Income available to be distributed	2,133,393	826,731
Proposed additional dividends - Net income for the year	1,730,972	826,731
Mandatory minimum dividend - 25% of adjusted net income	1,169,697	946,417
Reserve for the share buyback program	402,421	0
Total Proposal for Distributions	2,133,393	826,731
Additional proposed dividends	R$ 0	R$ 826,731